FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of fair value on a recurring basis

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$117,191,410	$117,191,410	$—	$—